Feb. 28, 2022
Soundwatch Hedged Equity Fund
Soundwatch Hedged Equity Fund
Investment Objective
The Soundwatch Hedged Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class
Management Fees		0.66%
Other Expenses (includes Interest Expenses)		0.40%
Interest Expenses	0.06%
Acquired Fund Fees and Expenses		0.04%
Total Annual Fund Operating Expenses		1.10%
Less: Fee Waiver and/or Expense Reimbursement (1)		-0.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1)(2)		0.76%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$78	$316	$573	$1,310

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2021, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of equity securities and investments that have economic characteristics similar to equity securities. These equity securities and investments may include U.S. exchange-listed common stocks, equity index futures, and/or exchange-traded funds (“ETFs”) that track the S&P 500 Index. For purposes of this 80% investment policy, the Adviser will consider the underlying holdings of any ETFs in which the Fund invests. On the portfolio, the Fund systematically writes (sells) equity index and/or ETF call options, covered calls and option spreads to generate additional income. A portion of this income is used to systematically purchase a series of protective equity index and/or ETF put options or put spreads to reduce the negative impact of stock market declines on long-term performance. The Fund is an “equity strategy,” which aims to provide better risk-adjusted returns across market cycles compared to an investment in the benchmark index.
The Fund follows a proprietary rules-based BUY, HOLD & HEDGE™ strategy. It systematically selects option strikes, maturities, and trade dates based upon several measurable market factors. Through the use of options, the Fund intends to reduce the downside risk inherent in equity investments while generating long‑term equity returns in line with the benchmark index. Thus, the Fund seeks to provide an efficient trade-off between risk and reward, where risk is characterized by volatility or fluctuations in value over time, as well as drawdown risk (tail risk). Under certain market conditions, the selling of call options, including covered call options, or option spreads and purchasing of protective put options or put spreads may also limit the upside returns of the Fund.
The Adviser may perform the following methods of security analysis when making purchase and sales decisions:
•Fundamental analysis –performed on historical and present data, with the goal of making financial forecasts;
•Technical analysis –performed on historical and present data, focusing on price and trade volume, with the goal of forecasting the direction of prices; and
•Cyclical analysis –performed on historical relationships between price and market trends, with the goal of forecasting the direction of prices.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In particular, the following risks could affect the value of your investment:
Equity Securities Risk: The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.
ETF Risk: When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including its management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities that the ETF holds. The Fund also will incur brokerage costs when it purchases ETFs. The shares of an ETF trade on an exchange and may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance.
Implied Volatility Risk: When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s net asset value.
Investment Strategy Risk: The Adviser uses principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Adviser in using these investment strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Leverage Risk: Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.
Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. These reasons may include changing economic circumstances and perceptions about the creditworthiness of individual issuers. Markets are volatile and values of individual securities can decline significantly in value in response to adverse issuer, political, regulatory, market, economic, and other developments that may cause broad changes in market values. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities.
Models and Data Risk: The Adviser relies on its proprietary model (“Models and Data”) in making investment decisions for the Fund. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential loss.
Options Risk: Options are complex derivatives that involve risks that are not suitable for everyone. Options trading can be speculative in nature and carry substantial risk of loss. Options may be subject to greater fluctuations in value than an investment in the underlying securities. There are significant differences between securities and options that could result in an imperfect correlation between markets, causing a given transaction not to achieve its objectives. Options may also be illiquid and the Fund may have difficulty closing out its position prior to expiration.
•Protective Put Option Risk: A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the option, the obligation to buy the underlying security, index, currency or other instrument at a specified exercise price. When the Fund purchases a put option on a security or index, it may lose the entire premium paid if the underlying security or index does not decrease in value.
•Protective Put Spread Risk: When the Fund purchases a protective put spread on a security or index, it may lose the entire premium paid if the underlying security or index does not decrease in value. The put spread also will not protect the entire loss of the security, but only in the amount equal to the value of the long put options less the value of the short put options.
•Covered Call Option Risk: A covered call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at a specified exercise price. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying securities above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
•Call Spread Writing Risk: By writing call spreads (or put spreads) in return for the receipt of premiums, the Fund will give up some of the opportunity to benefit from potential increases (or decreases) in the value of the underlying securities above (or below the exercise prices) of the written options. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time.
Recent Market Events Risk: Periods of market volatility may occur in response to pandemics or other events outside of the Adviser’s control. These types of events could adversely affect the Fund’s performance. . For example, since December 2019, a novel strain of coronavirus (COVID-19) has spread globally, which has resulted in the temporary closure of many corporate offices, retail stores, manufacturing facilities and factories, and other businesses across the world. COVID-19 has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. Any potential impact on performance will depend to a large extent on future developments and new information that may emerge regarding the duration and severity of COVID-19 and the actions taken by authorities and other entities to contain COVID-19 or treat its impact.
Redemption Risk: The Fund could experience a loss, and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Tax Risk: The writing of call options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Covered call options may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986 (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

Performance
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s Institutional Class performance from year to year. The table illustrates how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information will be available by calling the Fund toll-free at 888-BHH-4601 (888-244-4601).
Calendar year ended December 31,

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 12.16% for the quarter ended June 30, 2020, and the lowest quarterly return was -11.57% for the quarter ended March 31, 2020.
Average Annual Total Returns For the Periods Ended December 31, 2021

Institutional Class	1 Year	5 Years	Since Inception November 30, 2016
Return Before Taxes	18.46%	10.79%	10.89%
Return After Taxes on Distributions	18.32%	10.55%	10.62%
Return After Taxes on Distributions and Sale of Fund Shares	11.04%	8.54%	8.62%
CBOE S&P 500 Buy Write Index (BXM) (reflects no deduction for fees, expenses, or taxes)	20.47%	7.84%	7.73%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.